Transactions with Related Parties - Additional Information (Details) - Entities Controlled by the Key Management Personnel of the Group - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Total value of goods purchased	₸ 7,354	₸ 6,336	₸ 4,310
Total value of property, equipment and intangible assets purchased	2,967	1,026
Cost of Goods Sold
Disclosure of transactions between related parties [line items]
Total value of goods purchased	6,563	3,215	₸ 3,906
Commercial Property [Member]
Disclosure of transactions between related parties [line items]
Total value of property, equipment and intangible assets purchased	₸ 0	₸ 2,245